SCHEDULE OF LEASE EXPENSE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025
Lease Liabilities
Operating lease cost		¥ 1,172	¥ 1,723
Lease cost		1,172	1,723
Operating cash outflow from operating leases	$ 86	¥ 615	¥ 2,076
Weighted average remaining lease term (years)	1 year 8 months 15 days	1 year 8 months 15 days		2 years 2 months 12 days
Weighted average discount rate	3.45%	3.45%		3.45%